REVERSE RECAPITALIZATION - Schedule of Number of Shares of Common Stock and Series A Preferred Stock Issued and Outstanding (Parenthetical) (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Common stock, shares outstanding	208,586,879	20,274,238	922,362	783,098
Common Stock [Member]
Business Combination [Line Items]
Common stock reserved for potential future issuance				91,899
Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Combination [Line Items]
Common stock, shares outstanding				28,750
Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, shares outstanding	2,188,905	2,388,905	2,388,905		23,237,703
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Combination [Line Items]
Preferred stock, shares outstanding				650,000
Public Warrants [Member]
Business Combination [Line Items]
Class of warrant or right outstanding	16,710,785	417,770		16,710,785
Class of warrant or right issued and outstanding				417,770